Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	34.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	34.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	$ (6,882,812)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	(9,838,317)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(2,340,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(3,345,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	(708,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	251,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	419,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	796,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	49,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	12,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	(140,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	(147,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	(41,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	89,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	(2,164,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	100,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	14,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	4,791,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	2,364,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 25	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 26	$ 0